UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009
                                                   -----------------------
Check here if Amendment [   ];                     Amendment Number:
                                                                     -----
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ecofin Limited
           -----------------------------------
Address:   15 Buckingham Street
           -----------------------------------
           London WC2N 6DU, United Kingdom
           -----------------------------------
Form 13F File Number:   028-
                        --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           -------------------------
Title:     Chairman
           -------------------------
Phone:     +44 (0)20 7451 2941
           -------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom    January 26, 2010
          ---------------     ----------------------    ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------
Form 13F Information Table Entry Total:  30
                                         -----------
Form 13F Information Table Value Total:  $434,209
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
-----------       ----------------------------

                                Title of               Value     Shares    Sh /  Put/  Investment   Other
Security                         Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call  Discretion  Managers     Voting Authority
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------------------
                                                                                                              Sole      Shared  None
                                                                                                             ---------  ------  ----
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
A123 SYSTEMS INC (UQ*)          COM       03739T108     3,262     145,379  SH          Sole                    145,379
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
AES CORP                        COM       462613AD2     7,559     567,908  SH          Sole                    567,908
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
ALLEGHENY ENERGY INC            COM       017361106     6,473     275,692  SH          Sole                    275,692
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
ALLIANT ENERGY CORP US          COM       018802108    14,332     473,641  SH          Sole                    473,641
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
AMERICAN ELECTRIC POWER         COM        25537101    35,961   1,033,651  SH          Sole                  1,033,651
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
CALPINE CORP (UN*)              COM       131347304     3,030     275,447  SH          Sole                    275,447
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
CANADIAN SOLAR INC              COM       136635109     2,024      70,232  SH          Sole                     70,232
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
CMS ENERGY CORP                 COM       125896100    28,216   1,801,810  SH          Sole                  1,801,810
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
COVANTA HOLDING CORP            COM       22282E102     7,342     405,875  SH          Sole                    405,875
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
DPL INC                         COM       233293109    13,076     473,771  SH          Sole                    473,771
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
DYNEGY INC-CL A                 COM       26817G102     4,703   2,598,529  SH          Sole                  2,598,529
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
ECOTOTALITY INC (UU*)           COM        27922Y02       272      49,170  SH          Sole                     49,170
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
EL PASO CORP                    COM       28336L109    10,551   1,073,377  SH          Sole                  1,073,377
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
ENERNOC INC                     COM       292764107     3,659     120,385  SH          Sole                    120,385
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
ENTERGY CORP                    COM       29364G103    33,673     411,447  SH          Sole                    411,447
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
EXELON CORP                     COM       30161N101     4,315      88,291  SH          Sole                     88,291
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
FIRSTENERGY CORP                COM       337932107     8,848     190,475  SH          Sole                    190,475
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
FPL 8.375% CV PREF (UN*)        CONVPRF   302571609    10,430     200,000  SH          Sole                    200,000
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
FPL GROUP INC                   COM       302571104     4,747      89,871  SH          Sole                     89,871
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
ITC HOLDINGS CORP               COM       465685105    78,015   1,497,704  SH          Sole                  1,497,704
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
JAMES RIVER COAL CO (US*)       COM       470355207     2,863     154,530  SH          Sole                    154,530
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
NORTHEAST UTILITIES             COM       664397106    10,797     418,668  SH          Sole                    418,668
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
NRG ENERGY INC                  COM NEW   629377508    14,362     608,319  SH          Sole                    608,319
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
P G AND E CORP                  COM       69331C108    26,643     596,716  SH          Sole                    596,716
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
PPL CORPORATION                 COM       69351T106    21,532     666,406  SH          Sole                    666,406
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
PROGRESS ENERGY INC             COM       743263105    21,301     519,404  SH          Sole                    519,404
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
PUBLIC SERVICE ENTERPRISE GP    COM       744573106    20,524     617,255  SH          Sole                    617,255
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
QUESTAR CORP                    COM       748356102     3,907      93,981  SH          Sole                     93,981
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
SOUTH JERSEY INDUSTRIES         COM       838518108     4,274     111,932  SH          Sole                    111,932
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----
WILLIAMS COS INC                COM       969457100    27,518   1,305,393  SH          Sole                  1,305,393
------------------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ---------  ------  ----